July 10, 2019

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:     Touchstone Variable Series Trust (the “Trust”)
File Nos. 33-76566 and 811-08416

Ladies and Gentlemen:

We are filing today, through the EDGAR system on behalf of the Trust, Post-Effective Amendment No. 57 (the “Amendment”) to the Trust’s registration statement on Form N-1A relating to Class SC shares of the Touchstone Bond Fund and the Touchstone Common Stock Fund (together, the “Funds”), each a series of the Trust.

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(b) under the 1933 Act for the purpose of making certain non-material changes. This Amendment is intended to become effective immediately.
Pursuant to the requirements of paragraph (b)(4) of Rule 485 under the 1933 Act, we represent that the Amendment does not contain disclosures which would render it ineligible to become effective under paragraph (b) of Rule 485. Please contact the undersigned at (513) 357-6029 if you have any questions.
Best regards,

/s/Meredyth Whitford-Schultz
Meredyth A. Whitford-Schultz
Secretary of the Trust